K&L Gates LLP
State Street Financial Center
One Lincoln Street
Boston, MA  02111
Tel.:  (617) 261-3246
Fax.:  (617) 261-3175

December 7, 2012

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Eaton Vance Municipal Income Term Trust
Registration Statement on Form N-2 (333- ; 811-22777)

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Municipal Income Term Trust (the “Fund”), is a registration statement on Form N-2 relating to Registrant’s initial issuance of common shares of beneficial interest, par value $.01 per share (the “Registration Statement”).  The Fund has filed electronically a Notification of Registration on Form N-8A in conjunction with this filing.

The Fund is a newly-organized, closed-end management investment company, and the Registration Statement is being filed for the purpose of registering common shares of beneficial interest of the Fund.  The registration fee for purposes of the initial filing of $136.40 has been wired through the FEDWIRE system to the Securities and Exchange Commission’s (“SEC”) account at Mellon Bank.  The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

The Fund’s investment objective is to seek current income exempt from federal income tax. Under normal market conditions, the Fund will invest at least 80% of net assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax, including investments in residual interest bonds whose interest is exempt from regular federal income tax.

Securities and Exchange Commission

The Fund desires to commence the public offering of its common shares as soon as possible and expects to begin circulating a “red herring” prospectus in January 2013. The appropriate legends are included on the cover pages of the prospectus and SAI.  It is expected that the Fund will file a pre-effective amendment responding to any comments and registering additional shares promptly after the resolution of any comments, along with a request for acceleration of effectiveness of the Registration Statement.

Questions should be directed to the undersigned at (617) 261-3246.

Sincerely,

/s/ Clair E. Pagnano Clair E. Pagnano